Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Central Index Key	0001107414
Amendment Flag	false
Document Creation Date	May 01, 2013
Document Effective Date	May 01, 2013
Prospectus Date	Apr. 30, 2013